Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies1 [Abstract]
Standards, interpretations and amendments to published standards	During the financial year, the following new and revised accounting standards, amendments to standards and new interpretations were adopted by the Group:

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Impact on financial position or performance
IAS 1 Presentation of Financial Statements	Amendments
•The amendments to IAS 1 clarify that liabilities are classified as either current or non-current, depending on the rights that
exist at the end of the reporting period. Classification is
unaffected by the expectations of the entity or events after the reporting date;
•The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability; and
•The amendments did not have an impact on the Group as they
did not impact the classification of any of the Group's liabilities.
No impact
IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosure	Amendments
•The amendments require disclosures to enhance the
transparency of supplier finance arrangements and their
effects on an entity's liabilities, cash flows and exposure to liquidity risk; and
•The amendments did not have an impact on the Group, due to
the fact that the Group does not have supplier finance
arrangements.
No impact
IFRS 16 Leases	Amendments
•The amendments include requirements for sale and leaseback
transactions in IFRS 16 to explain how an entity accounts for a sale and leaseback after the date of the transaction. Sale and leaseback transactions where some or all the lease payments
are variable lease payments that do not depend on an index
or rate are most likely to be impacted; and
•The amendments did not have an impact on the Group, due to
the fact that the Group does not have sale and leaseback
transactions.
No impact

Standards, interpretations and amendments to published standards that are not yet effective	These standards, amendments and interpretations that are relevant to the Group are:

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Effective date*

IAS 21 The Effect of Changes in Foreign Exchange Rates	Amendment
•The amendment to IAS 21 provides guidance on when a
currency is exchangeable and how to determine the exchange
rate when it is not; and
•The amendment is not expected to have a material impact on
the Group.
1 January 2025
IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures	Amendments
•The amendments provide the following guidance:
–Clarify the date of derecognition of financial assets and
liabilities, with an exception for financial liabilities settled through an electronic cash transfer system;
–Clarify and add guidance for assessing whether a financial
asset meets the solely payments of principal and interest
criterion;
–Additional disclosures for instruments with contractual terms that can change cash flows (instruments linked to the
achievement of environmental, social and governance
("ESG") targets); and
–Additional disclosures for equity instruments designated at fair value through other comprehensive income.
•The Group is currently in the process of assessing the impact of these amendments.
1 January 2026
IFRS 18 Presentation and Disclosure in Financial Statements	New Standard
•IFRS 18 replaces IAS1 Presentation of Financial Statements and sets out the requirements for the presentation and disclosure of information in general purpose financial statements.
•The Group is currently in the process of assessing the impact of these amendments.
1 January 2027
IFRS 19 Subsidiaries without Public Accountability	New Standard
•IFRS 19 is a voluntary accounting standard with the objective to provide reduced disclosure requirements for eligible
subsidiaries.
•The new standard will not have an impact on the Group's
consolidated financial statement.
1 January 2027
*Effective date refers to annual period beginning on or after said date.
#On 6 March 2024, the SEC adopted rules covering climate-related disclosures which will result in a significant expansion of required climate-related disclosures in
SEC filings. The required disclosures are included in Regulations S-K and S-X and cover strategy, governance, risk management, targets and goals, greenhouse gas emissions, and financial statement effects (collectively, the “SEC climate disclosure rules”). The new rules apply to both domestic and foreign private issuers (FPIs) and create a new “Climate-Related Disclosure” section in annual reports and registration statements. The new rules also require certain disclosures in the audited financial statements. The effective dates and transition provisions vary by type of registrant and for certain disclosure provisions. On 4 April 2024, the SEC issued an order to stay the rules to "facilitate the orderly judicial resolutions" of pending legal challenges. SEC registrants should continue to apply the existing disclosure rules until the stay is lifted or the litigation is resolved. The Group is currently in the process of assessing the impact of the rules.

Summary of significant assumptions used in group's impairment assessments (FVLCOD calculations)	Significant assumptions used in the Group’s impairment assessments (FVLCOD calculations) include:

	2024	2023	2022

US$ Gold price per ounce – year 1	US$2,590	US$1,910	US$1,740
US$ Gold price per ounce – year 2	US$2,550	US$1,875	US$1,730
US$ Gold price per ounce – year 3	US$2,470	US$1,800	US$1,700
US$ Gold price per ounce – year 4	US$2,400	US$1,760	US$1,650
US$ Gold price per ounce – year 5 onwards	US$2,160	US$1,720	US$1,620
Rand Gold price per kilogram – year 1	R1,465,000	R1,110,000	R925,000
Rand Gold price per kilogram – year 2	R1,420,000	R1,060,000	R925,000
Rand Gold price per kilogram – year 3	R1,410,000	R1,030,000	R925,000
Rand Gold price per kilogram – year 4	R1,370,000	R1,020,000	R900,000
Rand Gold price per kilogram – year 5 onwards	R1,233,000	R990,000	R875,000
A$ Gold price per ounce – year 1	A$4,020	A$2,830	A$2,500
A$ Gold price per ounce – year 2	A$3,810	A$2,690	A$2,400
A$ Gold price per ounce – year 3	A$3,670	A$2,570	A$2,350
A$ Gold price per ounce – year 4	A$3,510	A$2,500	A$2,250
A$ Gold price per ounce – year 5 onwards	A$3,120	A$2,430	A$2,200
US$ Copper price per tonne – year 1	US$9,600	US$8,500	US$7,700
US$ Copper price per tonne – year 2	US$10,050	US$8,700	US$8,150
US$ Copper price per tonne – year 3	US$10,260	US$8,900	US$8,150
US$ Copper price per tonne – year 4	US$10,600	US$8,600	US$8,150
US$ Copper price per tonne – year 5 onwards	US$9,260	US$8,400	US$7,700
Resource value per ounce (used to calculate the value beyond proved and probable reserves)
•Ghana (with infrastructure)	US$70	US$79	US$71
•Peru (with infrastructure)[1]	N/A	N/A	US$30
•Chile (without infrastructure)	US$36	US$40	US$29
Discount rates
•South Africa – nominal	15.9%	16.8%	16.3%
•Ghana – real	12.9%	13.5%	15.9%
•Peru – real	8.3%	7.7%	8.1%
•Australia – real	6.7%	6.2%	6.3%
•Chile – real	8.7%	8.9%	9.1%
Inflation rate – South Africa[2]	4.6%	4.5%	5.4%
Life-of-mine
•South Deep[3]	85 years	73 years	74 years
•Tarkwa	11 years	12 years	13 years
•Damang	1 year	2 years	3 years
•Cerro Corona	6 years	7 years	8 years
•St Ives	9 years	8 years	8 years
•Agnew	5 years	5 years	5 years
•Granny Smith	10 years	11 years	10 years
•Gruyere	8 years	9 years	11 years
•Salares Norte	11 years	10 years	10 years
[1] During 2023, the resource in Peru was derecognised as a result of the life-of-mine sterilising the resource through the deposition of in-pit tailings from 2026 onward.
Refer note 7 for further details.
[2]Due to the availability of unredeemed capital for tax purposes over several years into the life of the South Deep mine, nominal cash flows are used for South Africa.
In order to determine nominal cash flows in South Africa, costs are inflated by the current South African inflation rate. Cash flows for all other operations are in real terms and as a result are not inflated.
3In line with the 2024 ramp-up plan limiting production to 11tpa of gold, resulting in an increase of the life-of mine.

	2024	2023	2022

Long-term exchange rates
US$/ZAR – year 1	17.59	18.08	16.53
US$/ZAR – year 2	17.32	17.58	16.63
US$/ZAR – year 3	17.76	17.80	16.92
US$/ZAR – year 4	17.76	18.03	16.97
US$/ZAR – year 5 onwards	17.76	17.90	16.80
A$/US$ – year 1	0.64	0.67	0.70
A$/US$ – year 2	0.67	0.70	0.72
A$/US$ – year 3	0.67	0.70	0.72
A$/US$ – year 4	0.68	0.70	0.73
A$/US$ – year 5 onwards	0.69	0.71	0.74

Key assumptions used for measurement of the fair values of Osisko's assets acquired	The key assumptions used for measurement of the fair values of Osisko's assets acquired and liabilities assumed were as follows:

25 October 2024

C$ Gold price per ounce – year 1	C$3,067
C$ Gold price per ounce – year 2	C$3,004
C$ Gold price per ounce – year 3 onwards	C$2,760
Discount rates – real	7.9%
Life-of-mine	15 years
Resource value per ounce (used to calculate the value beyond proved and probable reserves)	US$37
Long-term exchange rates
C$/US$ – years 1 and 2	0.75
C$/US$ – year 3 onwards	0.76

Key assumptions used for measurement of the fair values of Osisko's liabilities assumed	The key assumptions used for measurement of the fair values of Osisko's assets acquired and liabilities assumed were as follows:

25 October 2024

C$ Gold price per ounce – year 1	C$3,067
C$ Gold price per ounce – year 2	C$3,004
C$ Gold price per ounce – year 3 onwards	C$2,760
Discount rates – real	7.9%
Life-of-mine	15 years
Resource value per ounce (used to calculate the value beyond proved and probable reserves)	US$37
Long-term exchange rates
C$/US$ – years 1 and 2	0.75
C$/US$ – year 3 onwards	0.76

Summary of dey assumptions used in the income and market approach	The key assumptions used in the income and market approach for Asanko were as follows:

2023

US$ Gold price per ounce – year 1 to 3	US$1,800 – US$1,910
US$ Gold price per ounce – year 4 onwards	US$1,720
Discount rates – real	19.9%
Life-of-mine	7 years

Details of financial assets measurement policy	Financial assets – Measurement policy

Financial asset category	Description

Financial assets at amortised cost
These assets are subsequently measured at amortised cost using the effective interest method. The amortised cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognised in profit or loss. Any gain or loss on derecognition is recognised in profit or loss.

Equity investments at FVOCI
These assets are subsequently measured at fair value. Dividends are recognised as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognised in OCI and are never reclassified to profit or loss.

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognised in profit or loss.